IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Market Risk [line items]
Total VaR (one-day measure)	$ 8.2	$ 7.6	$ 8.7
Stressed total VaR (one-day measure)	47.6	31.2	30.6
IRC (one-year measure)	130.3	114.0	142.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.1	6.0	13.1
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.1	5.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	4.1	3.9
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	1.2	2.2
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	1.4	4.5
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.9	2.7
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(12.2)	(8.1)	(23.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	12.0
Stressed total VaR (one-day measure)	57.7
IRC (one-year measure)	150.0
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.6
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.6
Stressed total VaR (one-day measure)	22.2
IRC (one-year measure)	109.8
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.8	7.4	9.0
Stressed total VaR (one-day measure)	43.4	32.7	33.2
IRC (one-year measure)	133.0	107.4	142.7
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.1	5.9	9.6
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.2	8.1
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	4.9	4.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.4	2.1
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.3	3.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	1.8	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.7)	$ (9.1)	$ (21.2)